DEFERRED AND CONTINGENT CONSIDERATION - Rollforward (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Deferred and contingent consideration, beginning		€ 11,521
Cash paid on settlement of deferred and contingent consideration		(11,583)
Accretion expense	€ 316
Gain on remeasurement of deferred consideration	(804)
Effect of movement in exchange rates	(218)
Deferred consideration payable upon business combination	4,003	€ 62
Deferred and contingent consideration, ending	€ 3,297